Organization and Summary of Significant Accounting Policies - Computation of Basic and Diluted Income Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended																12 Months Ended
		Jul. 01, 2016		Apr. 01, 2016		Jan. 01, 2016		Oct. 02, 2015		Jul. 03, 2015		Apr. 03, 2015		Jan. 02, 2015		Oct. 03, 2014		Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Earnings Per Share [Abstract]
Net income (loss)		$ (366)	[1]	$ 74	[2]	$ 251	[3]	$ 283	[4]	$ 220	[5]	$ 384	[6]	$ 438	[7]	$ 423	[8]	$ 242	$ 1,465	$ 1,617
Weighted average shares outstanding:
Basic (in shares)																		239	232	235
Employee stock options and other																		3	5	7
Diluted (in shares)																		242	237	242
Income (loss) per common share:
Basic (in dollars per share)		$ (1.40)		$ 0.32		$ 1.08		$ 1.23		$ 0.95		$ 1.66		$ 1.88		$ 1.81		$ 1.01	$ 6.31	$ 6.88
Diluted (in dollars per share)		$ (1.40)		$ 0.32		$ 1.07		$ 1.21		$ 0.94		$ 1.63		$ 1.84		$ 1.76		$ 1.00	$ 6.18	$ 6.68
Anti-dilutive potential common shares excluded	[9]																	5	1	2

[1]	Includes $122 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and Restructuring Plan, and $116 million of costs related to the acquisition of SanDisk.
[2]	Includes $140 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and business realignment and $16 million of costs related to the acquisition of SanDisk.
[3]	Includes $27 million of employee termination, asset impairment and other charges related to business realignment, $32 million of charges related to interest on an arbitration award and $27 million of costs related to the acquisition of SanDisk.
[4]	Includes $56 million of employee termination, asset impairment and other charges related to business realignment.
[5]	Includes $104 million of employee termination, asset impairment and other charges.
[6]	Includes $10 million of employee termination, asset impairment and other charges.
[7]	Includes $53 million of employee termination, asset impairment and other charges, $1 million of charges related to interest on an arbitration award and a $37 million gain on flood-related insurance recovery.
[8]	Includes $9 million of employee termination, asset impairment and other charges and $14 million of charges related to interest on an arbitration award.
[9]	For purposes of computing diluted income per common share, certain potentially dilutive securities have been excluded from the calculation because their effect would have been anti-dilutive.